     Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated April 19, 2010
to the
Equity Shares Prospectus dated March 1, 2010
DISCLOSURE RELATING TO EQUITY SHARES: SERIES I
(the “Portfolio”)
Effective immediately, the information relating to the Portfolio under “Approximate Number of Holdings” under the heading “Principal Investments and Strategies” under the section titled “Principal Investments and Strategies of the Portfolio” is deleted and replaced with the following:
Approximate Number of Holdings
10 — 50 securities
Please retain this Supplement for future reference.